Financial Expenses (Details) - USD ($)	12 Months Ended							36 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2011
Disclosure Of Financial Expenses [Line Items]
Interest on mining royalties (a)	$ 370,159,000	$ 144,815,000	$ 0
Interest on senior unsecured credit facility (Note 11(a))	49,551,000	44,678,000	51,155,000
Other financial expenses (b)	6,492,000	10,934,000	1,880,000
Interest on shareholder loans (Note 11(b))	0	7,992,000	19,836,000
Extinguishment debt - debt issuance cost	1,902,000	6,266,000	0
Amortisation of debt issuance costs	2,419,000	4,479,000	8,901,000
Capitalized Interest	(3,790,000)	(2,252,000)	(1,334,000)
Finance costs	38,456,000	34,623,000	$ 31,580,000
Interest on royalty penalties for december two thousand six through two thousand eight	6.1	141,700,000
Interest on Net Asset Tax		3,100,000
Interest On Royalty Penalties For December Two Thousand Nine Through Two Thousand Thirteen									$ 218,700,000
Interest On SMTs For December Two Thousand Eleven Through Two Thousand Thirteen								$ 51,000
Net asset tax relating to royalties		$ 33,600,000		$ 12,100,000	$ 12,100,000	$ 12,100,000	$ 12,100,000
Deferred Interest On Royalty Installment Program For January Two Thousand Nine Through September Two Thousand Eleven	$ 5,300,000
Interest On Tax Credit				$ 1,300,000
Income Tax Related to Disputed Mining										$ 75,700,000